Long Term Debt and Other Financing Arrangements (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	May 31, 2014	May 31, 2013
Long Term Debt And Other Financing Arrangements [Line Items]
Long Term Debt Exclusive Of Capital Leases Fair Value	$ 5,000	$ 3,200
Line Of Credit Facility Maximum Borrowing Capacity	1,000
Line Of Credit Facility Current Borrowing Capacity	1,000
Line Of Credit Facility Expiration Date	Mar. 01, 2018
Line Of Credit Facility Covenant Terms Maximum Leverage Ratio	70%
Line Of Credit Facility Covenant Terms Leverage Ratio	57%
Letters Of Credit Outstanding	538
Unused Portion Of Letter Of Credit Facility	149
Letter Of Credit Maximum Facility	500
Surety Bonds Placed	531
Total Senior Unsecured Debt Issued January 2014 [Member]
Long Term Debt And Other Financing Arrangements [Line Items]
Senior Unsecured Debt Issued	2,000
Senior Unsecured Debt Due In 2024 4.00% [Member]
Long Term Debt And Other Financing Arrangements [Line Items]
Senior Unsecured Debt Issued	750
Debt Instrument, Issuance Date	Jan. 09, 2014
Senior Unsecured Debt Due In 2034 4.90% [Member]
Long Term Debt And Other Financing Arrangements [Line Items]
Senior Unsecured Debt Issued	500
Debt Instrument, Issuance Date	Jan. 09, 2014
Senior Unsecured Debt Due In 2044 5.10% [Member]
Long Term Debt And Other Financing Arrangements [Line Items]
Senior Unsecured Debt Issued	$ 750
Debt Instrument, Issuance Date	Jan. 09, 2014